INVENTORY (Schedule of Inventory, Net) (Details) - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Inventory Disclosure [Abstract]
Raw materials and components		$ 36,934	$ 30,410
Work in progress		13,493	14,525
Finished goods		853	824
Total inventory	[1]	$ 51,280	$ 45,759

[1]	The total amount of Rotables included in the Company spare parts inventory for the years ended December 31, 2022 and 2021 were $8,193 and $8,623, respectively.